Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and due from banks	$ 26,948	$ 10,673
Interest bearing deposits with other banks	1,646	68,563
Cash and cash equivalents	28,594	79,236
Investment securities held-to-maturity, at amortized cost	406,590	0
Securities available for sale, at fair value	201,322	631,835
Loans held for investment ("LHFI"), net of unearned income	585,591	571,847
Less allowance for loan losses, LHFI	5,264	4,513
Net LHFI	580,327	567,334
Bank premises, furniture, fixtures and equipment, net	27,705	26,661
Other real estate owned, net	1,179	2,475
Accrued interest receivable	4,864	4,171
Cash surrender value of life insurance	25,724	25,679
Deferred tax assets, net	29,574	6,279
Identifiable intangible assets, net	13,442	13,551
Other assets	4,682	4,088
Total assets	1,324,003	1,361,309
Deposits
Non-interest bearing deposits	299,112	302,707
Interest bearing deposits	827,290	809,185
Total deposits	1,126,402	1,111,892
Securities sold under agreement to repurchase	127,574	112,760
Borrowings on secured line of credit	18,000	18,000
Accrued interest payable	732	328
Deferred compensation payable	9,868	9,543
Other liabilities	2,402	2,886
Total liabilities	1,284,978	1,255,409
Shareholders' equity
Common stock, $.20 par value, authorized 22,500,000 shares; 5,603,570 shares issued and outstanding at December 31, 2022 and 5,595,320 shares issued and outstanding at December 31, 2021	1,122	1,120
Additional paid-in capital	18,448	18,293
Accumulated other comprehensive (loss), net of tax benefit of $29,355 in 2022 and $3,921 in 2021	(83,070)	(11,795)
Retained earnings	102,525	98,282
Total shareholders' equity	39,025	105,900
Total liabilities and shareholders' equity	$ 1,324,003	$ 1,361,309